CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	3 Months Ended	9 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (8,522,657)	$ 1,038,447
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	11,955	695
Stock compensations expense	35,201	84,325
Impairment loss	192,753
Amortization of debt dsicount	56,199
Derivative loss	6,294,694
Changes in operating assets and liabilities
Accounts receivable	600	(600)
Inventory	(44,297)	(5,466)
Prepaid expenses and other current assets	(15,034)	(16,376)
Deposits	(84,085)
Accounts payable	152,729	63,426
Accrued liabilities	(33,842)	188,962
Deferred revenue	(9,701)	9,701
Net cash provided by used in operating activities	(1,965,485)	(713,780)
Cash flows from investing activities
Restricted cash	150,000
Purchase of equipment and leasehold improvements	(104,762)	(17,564)
Net cash used in investing activities	45,238	(17,564)
Cash flows from financing activities
Proceeds from debt	1,970,000	280,000
Proceeds from sale of common stock		605,744
Net cash provided by financing activities	1,970,000	885,744
Net increase decrease in cash and cash equivalents	49,753	154,400
Cash and cash equivalents at beginning of period	154,400	0
Cash and cash equivalents at end of period	204,153	154,400
Supplemental disclosures of cash flow information
Cash paid for interest	0	0
Cash paid for income taxes	0	0
Non cash investing and financing activities
Acquisition of fixed assets through issuance of stock option	67,544
Debt discount on convertible debentures	1,482,881
Conversion of bridge notes into common stock		217,500
Derivative liability related to warrants		158,758
Common stock issued to original TIGR stockholders and recapitalization		5,789
Bridge notes settled directly from proceeds from sale of common stock		$ 62,500